CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 527,386	$ 578,013	$ 398,672
Other comprehensive (loss) income:
Foreign currency translation adjustment	(2,468)	(23,399)	16
Change in fair value of interest rate swap agreements	(19)	0	0
Change in fair value of forward exchange rate contracts	0	0	99
Reclassification to earnings upon settlement of forward exchange rate contracts	0	0	(138)
Other comprehensive loss	(2,487)	(23,399)	(23)
Total comprehensive income	524,899	554,614	398,649
Comprehensive loss attributable to noncontrolling interests	81,824	68,314	18,540
Comprehensive income attributable to Melco Crown Entertainment Limited	$ 606,723	$ 622,928	$ 417,189